Leases - Summary of Operating Lease Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Operating Lease Additional Information [Abstract]
Operating cash flows from operating leases	¥ 161,743	¥ 165,373
Operating leases	¥ 22,238	¥ 166,844
Weighted average remaining lease term, Operating leases	1 year 7 months 17 days	2 years 1 month 9 days
Weighted average discount rate, Operating leases	3.57%	3.48%